Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended
	Aug. 04, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026
Digital Asset Debt Strategy ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,023	$ 10,694	$ 10,988	$ 10,167	$ 9,626	$ 10,086	$ 9,886	$ 9,542	$ 10,410	$ 11,126
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,025	$ 10,134	$ 10,198	$ 10,261	$ 10,246	$ 10,257	$ 10,425	$ 10,241	$ 10,253	$ 10,285